Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | U.S. Large-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Class IA | U.S. Investment-Grade Bonds [ Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Class IA | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class IA | U.S. Small- and Mid-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class IA | U.S. High-Yield Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class IA | U.S. Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class IB | U.S. Large-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Class IB | U.S. Investment-Grade Bonds [ Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Class IB | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class IB | U.S. Small- and Mid-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class IB | U.S. High-Yield Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class IB | U.S. Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%